ADVISORSHARES VICE ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 100.2%

Agriculture – 18.2%
Altria Group, Inc.	1,750	$78,085
British American Tobacco PLC (United Kingdom)(a)	2,783	97,739
Imperial Brands PLC (United Kingdom)(a)	11,670	269,402
Philip Morris International, Inc.	2,064	200,724
Turning Point Brands, Inc.	26,914	565,194
Vector Group Ltd.	32,966	395,922
Total Agriculture		1,607,066

Apparel – 2.6%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	1,267	232,786

Beverages – 41.3%
Anheuser-Busch InBev SA/NV (Belgium)(a)(b)	6,228	415,595
Brown-Forman Corp., Class B	2,013	129,376
Carlsberg A/S (Denmark)(a)	13,200	407,880
Cia Cervecerias Unidas SA (Chile)(a)	27,300	426,699
Diageo PLC (United Kingdom)(a)(b)	430	77,907
Duckhorn Portfolio, Inc. (The)*	18,328	291,415
Heineken NV (Netherlands)(a)(b)	6,300	338,625
Kirin Holdings Co., Ltd. (Japan)(a)	24,700	388,531
MGP Ingredients, Inc.	4,406	426,148
Molson Coors Beverage Co., Class B	5,830	301,294
Pernod Ricard SA (France)(a)	10,016	453,625
Total Beverages		3,657,095

Entertainment – 16.2%
Everi Holdings, Inc.*	21,384	366,736
International Game Technology PLC	13,584	364,051
Monarch Casino & Resort, Inc.	4,894	362,890
RCI Hospitality Holdings, Inc.	4,324	338,007
Total Entertainment		1,431,684

Food – 5.1%
Hershey Co. (The)	1,784	453,867

Lodging – 6.1%
Boyd Gaming Corp.	6,701	429,668
Century Casinos, Inc.*	14,365	105,296
Total Lodging		534,964

REITS – 8.1%
Gaming and Leisure Properties, Inc.	6,720	349,843
VICI Properties, Inc.	11,326	369,454
Total REITS		719,297

Retail – 1.2%
Dave & Buster’s Entertainment, Inc.*	2,888	106,249

Software – 1.4%
Inspired Entertainment, Inc.*	9,784	125,137

Total Common Stocks
(Cost $7,995,577)		8,868,145

MONEY MARKET FUNDS – 3.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.49%(c)	10,368	10,368
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(c)(d)	284,149	284,149

Total Money Market Funds
(Cost $294,517)		294,517

Total Investments – 103.5%
(Cost $8,290,094)		9,162,662
Liabilities in Excess of Other Assets – (3.5%)		(312,801)
Net Assets – 100.0%		$8,849,861

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $277,199; the aggregate market value of the collateral held by the fund is $284,149.
(c)	Rate shown reflects the 7-day yield as of March 31, 2023.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,868,145	$-	$-	$8,868,145
Money Market Funds	294,517	-	-	294,517
Total	$9,162,662	$-	$-	$9,162,662

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	18.2%
Apparel	2.6
Beverages	41.3
Entertainment	16.2
Food	5.1
Lodging	6.1
REITS	8.1
Retail	1.2
Software	1.4
Money Market Funds	3.3
Total Investments	103.5
Liabilities in Excess of Other Assets	(3.5)
Net Assets	100.0%